provisions	6 Months Ended
Jun. 30, 2019
provisions
provisions

25   provisions

		Asset
		retirement	Employee-	Written put
(millions)	Note	obligation	related	options	Other	Total
As at April 1, 2019		$338	$57	$277	$91	$763
Additions		—	19	—	24	43
Reversal		—	—	(1)	—	(1)
Use		(1)	(15)	—	(7)	(23)
Interest effect		2	—	3	—	5
Effects of foreign exchange, net		—	—	(4)	—	(4)
As at June 30, 2019		$339	$61	$275	$108	$783
As at January 1, 2019
As previously reported		$336	$88	$290	$143	$857
IFRS 16, Leases transitional amount	2(c)	—	—	—	(57)	(57)
As adjusted		336	88	290	86	800
Additions		—	35	—	45	80
Reversal		—	—	(3)	(1)	(4)
Use		(2)	(62)	(7)	(22)	(93)
Interest effect		5	—	6	—	11
Effects of foreign exchange, net		—	—	(11)	—	(11)
As at June 30, 2019		$339	$61	$275	$108	$783
Current		$6	$56	$—	$31	$93
Non-current		333	5	275	77	690
As at June 30, 2019		$339	$61	$275	$108	$783

Asset retirement obligation

We establish provisions for liabilities associated with the retirement of property, plant and equipment when those obligations result from the acquisition, construction, development and/or normal operation of the assets. We expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur proximate to the dates these assets are retired.

Employee-related

The employee-related provisions are largely in respect of restructuring activities (as discussed further in Note 16(b)). The timing of the cash outflows in respect of the balance accrued as at the financial statement date is substantially short‑term in nature.

Written put options

In connection with certain business acquisitions, we have established provisions for written put options in respect of non-controlling interests. Provisions for written put options are determined based on the net present value of estimated future earnings results and require us to make key economic assumptions about the future. No cash outflows for the written put options are expected prior to their initial exercisability in 2020.

Other

The provisions for other include: legal claims; non-employee-related restructuring activities; and contract termination costs and onerous contracts related to business acquisitions. Other than as set out following, we expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur over an indeterminate multi-year period.

As discussed further in Note 29, we are involved in a number of legal claims and we are aware of certain other possible legal claims. In respect of legal claims, we establish provisions, when warranted, after taking into account legal assessments, information presently available, and the expected availability of recourse. The timing of cash outflows associated with legal claims cannot be reasonably determined.

In connection with business acquisitions, we have established provisions for contract termination costs and onerous contracts acquired.